Trade and Other Receivables - Schedule of Change in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of year	$ 30	$ 39
Charges	29	35
Write-offs	(28)	(34)
Disposals of businesses	(1)	(8)
Translation and other, net		(2)
Balance at end of year	$ 30	$ 30